Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Future minimum commitments under non-cancellable agreements
2023	¥ 65,275
2024	5,669
2025	5,245
2026	4,968
2027 and thereafter	2,173
Total	83,330
Property Management Costs
Future minimum commitments under non-cancellable agreements
2023	6,349
2024	5,245
2025	4,873
2026	4,829
2027 and thereafter	2,173
Total	23,469
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2023	23
Total	23
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2023	46,275
Total	46,275
Content Purchases
Future minimum commitments under non-cancellable agreements
2023	4,630
2024	200
2025	200
2026	100
Total	5,130
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2023	426
Total	426
Others
Future minimum commitments under non-cancellable agreements
2023	7,572
2024	224
2025	172
2026	39
Total	¥ 8,007